Development Cost (Details) - Schedule of Development Cost - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Development Cost [Abstract]
Project 1				$ 10,162
Miscellaneous development cost				1,210
Total	$ 7	$ 111	$ 798	$ 11,372